Intangible assets, net (Schedule of Estimated Future Amortization Expense of Intangible Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
For the year ended December 31, 2016
2017	¥ 224,266
2018	221,661
2019	218,584
2020	174,247
2021	171,873
Thereafter	521,597
Total	1,532,228
Amortization expense	¥ 231,113	¥ 117,647	¥ 78